IMPAIRIMENTS RESTRUCTURING AND OTHERS	9 Months Ended
Sep. 30, 2017
Restructuring And Impairment [Abstract]
Restructuring And Impairment
NOTE 14 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)

Restructuring expenses	$72	$115	$300	$154
Integration expenses	20	42	68	83
Contingent consideration	18	34	179	85
Impairments of long-lived assets	408	29	564	614
Capital loss from currency translation	-	-	52	-
Acquisition expenses	11	43	19	101
Other	21	(673)	27	(616)

Total	$550	$(410)	$1,209	$421

Restructuring expenses of $72 million were incurred in the third quarter of 2017, following the integration of Actavis Generics and other efficiency measures. Further integration and other efficiency initiatives may drive additional restructuring expenses throughout the year.

Following FDA actions in 2016, Teva voluntarily discontinued all manufacturing activities at its facility in Godollo, Hungary, in order to assess and remediate quality concerns and in the second quarter of 2017, Teva decided to divest or close this facility. Teva recorded an impairment of $80 million during the fourth quarter of 2016, $68 million in the second quarter of 2017 and $5 million in the third quarter of 2017 with respect to this site. Property, plant and equipment balances for this site as of September 30, 2017 amounted to approximately $11 million. Other impairments relate to product rights and research and development assets primarily related to the Actavis Generics acquisition.

Following an FDA audit of Teva's active pharmaceutical ingredient ("API") production facility in China in September 2016, Teva received a warning letter from the FDA in April 2017. Teva has undertaken corrective actions to address both the specific concerns raised by investigators as well as the underlying causes of those concerns and resumed shipments from this facility in May 2017. Teva has requested that the FDA conduct a follow-up inspection to close the warning letter.